Past Due Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	$ 12,664	$ 7,210
60 to 89 Days Past Due	2,812	1,322
90 Days or More Past Due	5,453	6,430
Total 30 Days or More Past Due	20,929	14,962
Current and Not Past Due	668,877	606,921
Total Loans	689,806	621,883
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	3,245	4,065
60 to 89 Days Past Due	1,725	995
90 Days or More Past Due	3,285	3,835
Total 30 Days or More Past Due	8,255	8,895
Current and Not Past Due	222,409	238,531
Total Loans	230,664	247,426
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	4,149	292
60 to 89 Days Past Due	0	0
90 Days or More Past Due	1,266	1,703
Total 30 Days or More Past Due	5,415	1,995
Current and Not Past Due	196,536	156,389
Total Loans	201,951	158,384
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	3,284	12,290
Total Loans	3,284	12,290
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	5,014	2,729
60 to 89 Days Past Due	1,087	327
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	6,101	3,056
Current and Not Past Due	142,284	124,303
Total Loans	148,385	127,359
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	541	623
Total 30 Days or More Past Due	541	623
Current and Not Past Due	64,601	39,819
Total Loans	65,142	40,442
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	216	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	361	269
Total 30 Days or More Past Due	577	269
Current and Not Past Due	27,798	27,156
Total Loans	28,375	27,425
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	19	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	19	0
Current and Not Past Due	9,633	5,733
Total Loans	9,652	5,733
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	21	124
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	21	124
Current and Not Past Due	2,332	2,700
Total Loans	$ 2,353	$ 2,824